Investment Manager                                    Report to Shareholders
      Legg Mason Fund Adviser, Inc.                  For the Six Months Ended
      Baltimore, MD                                     September 30, 1996

Board of Trustees
      John F. Curley, Jr., Chairman
      Edmund J. Cashman, Jr., President
      Richard G. Gilmore
      Charles F. Haugh
      Arnold L. Lehman                                         The
      Dr. Jill E. McGovern                                  Legg Mason
      T. A. Rodgers                                        Pennsylvania
      Edward A. Taber, III                                   Tax-Free
                                                           Income Trust
Transfer and Shareholder Servicing Agent
      Boston Financial Data Services
      Boston, MA

Custodian
      State Street Bank & Trust Company
      Boston, MA
                                                       Putting Your Future First
Counsel
      Kirkpatrick & Lockhart LLP
      Washington, D.C.

Independent Accountants                                      [Legg Mason Logo]
      Coopers & Lybrand L.L.P.                                    FUNDS
      Baltimore, MD



      This report is not to be distributed unless preceded or accompanied by a prospectus.

                      Legg Mason Wood Walker, Incorporated
-------------------------------------------------------------------------------
                            111 South Calvert Street
                     P.O. Box 1476, Baltimore, MD 21203-1476
                         410 (bullet) 539 (bullet) 0000




[Recycle Logo]  Printed on Recycled Paper

LMF-034
11/96

To Our Shareholders,


     On September 30, 1996, the Legg Mason Pennsylvania Tax-Free Income Trust had a 30-day annualized SEC yield of 4.79%, and an average weighted maturity of
17.3 years.

     The Trust seeks a high level of current income exempt from federal and Pennsylvania personal income taxes, consistent with prudent investment risk and preservation of capital. It purchases only securities which have received investment grade ratings from Moody's Investors Service or Standard & Poor's Corporation or which are judged by the Trust's investment advisor to be of comparable quality. Moody's ratings of securities we currently own are:

                    Aaa                          66.0%
                    Aa                           14.4%
                    A                            13.0%
                    Short-term securities         6.6%

     At September 30, the Trust's net asset value per share was $15.98, compared to $16.10 six months earlier, reflecting in part the payment of a $.19 per share capital gain distribution in May of this year. Total return in the six month period (not annualized) was 3.13%, assuming reinvestment of the capital gain distribution. (Total return measures investment performance in terms of appreciation or depreciation in net asset value per share plus dividends and any capital gain distributions. It assumes that dividends and distributions were reinvested at the time they were paid, and does not reflect the effect of the Trust's 2.75% maximum initial sales charge.)

     Normally, the average weighted maturity of the Trust will be kept within a range of 12-24 years. Because of the portfolio's relatively long average weighted maturity, the Trust offers higher yields than short-term and intermediate-term tax free bond funds. However, shareholders should keep in mind that for the same reason, the Trust's net asset value per share typically will decline more when interest rates rise and gain more when interest rates fall than the net asset value per share of tax free bond funds with short-term and intermediate-term average weighted maturities.

     Some shareholders regularly add to their Trust holdings by authorizing automatic, monthly transfers from their bank checking accounts or Legg Mason money market funds. Your Financial Advisor will be happy to help you make these arrangements if you would like to purchase shares in this convenient way.

                                                Sincerely,




                                                /s/ John F. Curley, Jr.
                                                John F. Curley, Jr.
                                                Chairman

November 8, 1996

Statement of Net Assets
Legg Mason Tax-Free Income Fund
Pennsylvania Tax-Free Income Trust
September 30, 1996

(Amounts in Thousands)  (Unaudited)

      Principal
       Amount                                         Value
--------------------------------------------------------------------------------
Municipal Bonds -- 92.6%
              Pennsylvania -- 92.6%
              Allegheny County, Airport Revenue
                1992-B AMT (FSA insured)
      $1,000      6.625%   1/1/22                    $1,052
                1992-D AMT (FGIC insured)
       1,500      7.75%    1/1/19                     1,559
              Allegheny County, Baldwin-Whitehall
                School District, GO Series
                1992-A (FGIC insured)
                  6.60%    8/15/10
       1,000      (Pre-refunded 8/15/02(A))           1,097
              Allegheny County Hospital
                Development Authority,
                Children's Hospital (MBIA insured)
       1,000      6.875%   7/1/14                     1,066
                Presbyterian University Health
                  System, Inc. Project Series
                  1992-B (MBIA insured)
       1,250      6.00%    11/1/23                    1,262
              Allegheny County, North Allegheny
                School District Refunding Revenue
                Series A (AMBAC insured)
       1,095      6.35%    11/1/12                    1,144
              Allegheny County, West Jefferson
                Hills School District, GO
                (FGIC insured)
                  7.10%    2/1/11
       1,000      (Pre-refunded 2/1/01(A))            1,096
              Beaver County, IDA PCR Ohio Edison
                Company (FGIC insured)
       1,000      7.00%    6/1/21                     1,098
              Bethlehem Authority Water Revenue
                Refunding (MBIA insured)
       2,000      5.30%    11/15/17                   1,909
              Bucks County, Council Rock School
                District, GO (FGIC insured)
         250      6.75%    3/1/11                       269
              Bucks County, Council Water and
                Sewer Collection Sewer System
                (FGIC insured)
       1,000      5.375%   12/1/13                      973
              Butler County, Seneca Valley School
                District, GO Series 1991-B
                (MBIA insured)
         500      6.50%    1/1/03                       521



      Principal
       Amount                                         Value
--------------------------------------------------------------------------------


              Chester County, GO
                  7.00%    12/15/11
      $  600      (Pre-refunded 8/1/01(A))           $  660
              Commonwealth of Pennsylvania, GO
                First Series
       1,000      6.125%   9/15/03                    1,072
                Second Series
       1,000      6.50%    11/1/09                    1,072
              Dauphin County Hospital Authority,
                Polyclinic Medical Center
                (MBIA insured)
                  6.90%    8/15/11
         500      (Pre-refunded 8/15/99(A))             534
              Deer Lakes School District
                Pennsylvania (MBIA insured)
       1,750      6.45%    1/15/19                    1,840
              Delaware County Authority,
                University Revenue, Villanova
                University (MBIA insured)
         500      6.85%    8/1/11                       541
       2,000      5.50%    8/1/23                     1,919
              Delaware County, GO
       1,000      6.00%    11/15/22                   1,006
              Delaware River Port Authority
                (FGIC insured)
       1,000      5.50%    1/1/26                       974
              Montgomery County, GO
                Refunding Series 1991
       1,000      6.10%    7/15/00                    1,041
              Montgomery County Higher
                Education and Health Authority,
                Saint Joesph's University Revenue
                Series 1992 (Connie Lee insured)
         500      6.25%    12/15/04                     535
              Montgomery County, IDA PCR
                Philadelphia Electric Company
                Series 1991-B (MBIA insured)
       1,500      6.70%    12/1/21                    1,626
              Montgomery County,
                Upper Gwynedd-Towamencin
                Guaranteed Sewer Revenue
                (MBIA insured)
         250      6.75%    10/15/06                     271

      Principal
       Amount                                         Value
--------------------------------------------------------------------------------

Municipal Bonds -- Continued
              Pennsylvania -- Continued
              Montgomery Township Municipal
                Sewer Authority Guaranteed Sewer
                Revenue Series 1991-A (MBIA insured)
      $  250      6.70%    5/15/21                    $ 266
              Pennsylvania Higher Education
                Assistance Agency, Student Loan
                Revenue Series 1991-C AMT
                (AMBAC insured)
       1,000      7.15%    9/1/21                     1,062
              Pennsylvania Higher Educational
                Facilities Authority
                Allegheny General Hospital
                  Series 1991-A
         500      7.25%    9/1/17                       536
                Series H (AMBAC insured)
       1,000      5.375%   6/15/18                      955
                Temple University Revenue
                  (MBIA insured)
         250      6.50%        4/1/21                   267
                University Revenue, University
                  of Pennsylvania
                  Series 1987-A
                  6.625%   1/1/17
       1,000      (Pre-refunded 1/1/97)               1,007
                Health Services Revenue, University
                  of Pennsylvania Series A
       1,000      5.75%    1/1/22                       989
              Pennsylvania Housing Finance Agency,
                Rental Housing Refunding Revenue
                  Series 1992-C
         750      6.50%    7/1/23                       775
                  Series 1993-C
       1,000      5.80%    7/1/22                       996
              Pennsylvania Housing Finance
                Agency, Single Family Mortgage
                Non-AMT
                  Series 1991-32
         500      7.15%    4/1/15                       531
                  Series 1992-33
         500      6.90%    4/1/17                       526
              Pennsylvania IDA Economic
                Development Revenue
                  Series 1991-A
                  7.00%    1/1/11
       1,000      (Pre-refunded 7/1/01(A))            1,112
                  Series 1994-A (AMBAC insured)
       2,250      5.50%     1/1/14                    2,218



      Principal
       Amount                                         Value
--------------------------------------------------------------------------------

              Pennsylvania Infrastructure
                Investment Authority Revenue
                Series 1990-A
       $ 500      7.15%    9/1/10                    $  536
              Pennsylvania Intergovernmental
                Co-op Authority (MBIA insured)
       1,000      5.60%    6/15/15                      977
       2,000      5.60%    6/15/16                    1,940
              Pennsylvania State University
                  6.75%    7/1/14
       2,000      (Pre-refunded 7/1/99(A))            2,156
       1,000      5.50%    8/15/16                      994
       1,500      5.10%    3/1/18                     1,411
              Pennsylvania Turnpike Commission
                Revenue
                  Series L (AMBAC insured)
         750      6.25%    6/1/11                       786
                  Series N
       1,000      5.50%    12/1/17                      977
                  Series N (FGIC insured)
       1,000      5.50%    12/l/l9                      959
              Philadelphia Gas Works Series B
                (MBIA insured)
         500      7.00%    5/15/20                      578
              Philadelphia Hospitals and Higher
                Education Facilities Authority,
                Hospital Revenue Refunding
                Children's Hospital Series 1993-A
       1,000      5.00%    2/15/21                      893
              Philadelphia Municipal Authority,
                Justice Lease Revenue
                Series 1991-B (FGIC insured)
                  7.00%    11/15/04
         500      (Pre-refunded 11/15/01(A))            561
                  7.10%    11/15/05
         500      (Pre-refunded 11/15/01(A))            564
              Philadelphia Municipal Authority,
                Lease Revenue Series 1993-A
                (FGIC insured)
       1,000      5.625%   11/15/14                     990
              Philadelphia Water and Wastewater
                Revenue (MBIA insured)
       2,000      5.60%    8/1/18                     1,960
              Sayre, PA Healthcare Revenue
                Volunteer Hospital Authority,
                Guthrie Heathcare System
                (AMBAC insured)
         500      7.20%    12/1/20                      559

Legg Mason Tax-Free Income Fund
Pennsylvania Tax-Free Income Trust

(Amounts in Thousands)

      Principal
       Amount                                         Value
--------------------------------------------------------------------------------

Municipal Bonds -- Continued
              Pennsylvania -- Continued
              Schuylkill County Redevelopment
                Authority, Commonwealth Lease
                Revenue (FGIC insured)
      $  750      7.125%   6/1/13                    $  832
              Somerset County General Authority,
                Commonwealth Lease Revenue
                (FGIC insured)
                  7.00%    10/15/13
         500      (Pre-refunded 10/15/01(A))            553
              Swarthmore Borough Authority,
                Swarthmore College Revenue
                Series 1992
       1,000      6.00%    9/15/12                    1,020
       2,000      6.00%    9/15/20                    2,018
              University of Pittsburgh Series 1992-A
                (MBIA insured)
       1,000      6.125%   6/1/21                     1,017
              Washington County Hospital Authority,
                Hospital Refunding Revenue,
                Shadyside Hospital Project
                Series 1992 (AMBAC insured)
       1,000      5.875%   12/15/13                   1,016
       1,000      6.00%    12/15/18                   1,011
              Westmoreland County
                  (AMBAC insured)
       2,000      0%(B)        8/1/13                   764
       1,000      0%(B)        8/1/14                   357
                                                     ------
              Total Municipal Bonds
                (Identified Cost--$60,361)           62,806
--------------------------------------------------------------------------------



      Principal
       Amount                                         Value
--------------------------------------------------------------------------------

Variable-Rate Demand Obligations(C)--6.1%
              Allegheny County, Hospital Development
                Authority (Presbyterian Hospital)
                Series A,B,C
      $2,800      3.85%    10/3/96                  $ 2,800
              Berkeley County, SC PCR Bonds
                (Amoco Project) Series 1994
         200      3.90%    10/1/96                      200
              Harris County, TX PCR Bonds
                (Exxon Project) Series 1984-A
       1,100      4.00%    10/1/96                    1,100
                                                    -------
              Total Variable Rate Demand Obligations
                (Identified Cost  -- $4,100)          4,100
--------------------------------------------------------------------------------
Total Investments -- 98.7%
  (Identified Cost--$64,461)                         66,906
Other Assets Less Liabilities-- 1.3%                    895
--------------------------------------------------------------------------------

Net Assets Consisting of:
Accumulated paid-in capital applicable
        to 4,242 shares outstanding        $65,544
Accumulated net realized loss
        on investments                        (188)
Unrealized appreciation of investments       2,445
                                           -------

      Net assets--100.0%                            $67,801
                                                    =======
      Net asset value and redemption price
        per share                                    $15.98
                                                     ======
      Maximum offering price per share
        (net asset value plus sales charge of
        2.75% of offering price)                     $16.43
                                                     ======


(A) Pre-refunded bond -- Bonds are referred to as pre-refunded when the issue has been advance refunded by a subsequent issue. The original issue is usually escrowed with U.S. Treasury securities in an amount sufficient to pay the interest, principal and call premium, if any, to the earliest call date. On the call date the bond will "mature." The pre-refunded date is used in determining weighted average portfolio maturity.
(B) A zero-coupon bond -- A bond with no periodic interest payments which is sold at such a discount as to produce a current yield to maturity.
(C) The rate shown is the rate as of September 30, 1996, and the maturity shown is the longer of the next interest readjustment date or the date the principal amount owed can be recovered through demand.

   See notes to financial statements.

                                       % of        Market
                                    Net Assets      Value
--------------------------------------------------------------------------------
                                                    (000)
Sector Diversification
      Pre-refunded Bonds                16.3%     $11,037
      Education Revenue                 15.7       10,676
      Hospital Revenue                  10.8        7,333
      Transportation Revenue             9.3        6,308
      Water and Sewer Revenue            8.7        5,916
      General Obligation-- School        5.6        3,773
      Other Special Taxes                4.3        2,917
      Housing Revenue                    4.2        2,828
      Utility                            4.0        2,724
      Small Business Administration
        Revenue                          3.3        2,218
      General Obligation-- State         3.1        2,144
      General Obligation-- Local         3.0        2,047
      Lease Revenue                      2.7        1,823
      Student Loan Revenue               1.6        1,062
      Short-Term Investments             6.1        4,100
      Other Assets Less Liabilities      1.3          895
                                       -----      -------
                                       100.0%     $67,801
                                       =====      =======
Investment Abbreviations
      AMBAC         AMBAC Indemnity Corporation
      AMT           Alternative Minimum Tax
      CONNIE LEE    Connie Lee Insurance Company
      FGIC          Financial Guaranty Insurance Company
      FSA           Financial Security Assurance
      GO            General Obligation
      IDA           Industrial Development Authority
      MBIA          Municipal Bond Insurance Association
      PCR           Pollution Control Revenue

Statement of Operations
Legg Mason Tax-Free Income Fund
Pennsylvania Tax-Free Income Trust
For the Six Months Ended September 30, 1996  (Unaudited)


      (Amounts in Thousands)
---------------------------------------------------------------------------------------------------------------------------
Investment Income:
        Interest                                                                                                    $1,963

Expenses:
        Investment advisory fee                                                                    $ 182
        Distribution and service fees                                                                 83
        Custodian fee                                                                                 37
        Transfer agent and shareholder servicing expense                                              14
        Legal and audit fees                                                                          11
        Reports to shareholders                                                                        9
        Organization expense                                                                           5
        Registration fees                                                                              2
        Trustees' fees                                                                                 2
        Other expenses                                                                                 4
                                                                                                   -----
                                                                                                     349
          Less: fees waived                                                                         (133)
            compensating balance credits                                                              (1)
                                                                                                   -----
          Total expenses, net of waivers and compensating balance credits                                              215
                                                                                                                     -----
      Net Investment Income                                                                                          1,748

Net Realized and Unrealized Gain (Loss) on Investments:
        Realized loss on investments                                                                (178)
        Increase in unrealized appreciation of investments                                           497
                                                                                                   -----
      Net Realized and Unrealized Gain on Investments                                                                  319
---------------------------------------------------------------------------------------------------------------------------
      Increase in Net Assets Resulting from Operations                                                              $2,067
                                                                                                                    ======

      See notes to financial statements.

Statement of Changes in Net Assets
Legg Mason Tax-Free Income Fund
Pennsylvania Tax-Free Income Trust

                                                                                          For the               For the
                                                                                     Six Months Ended          Year Ended
      (Amounts in Thousands)                                                        September 30, 1996       March 31, 1996
---------------------------------------------------------------------------------------------------------------------------
                                                                                       (Unaudited)
Change in Net Assets:
      Net investment income                                                                $ 1,748               $ 3,585
      Net realized gain (loss) on investments                                                 (178)                1,082
      Change in unrealized appreciation of investments                                         497                  (519)
                                                                                           -------               -------
      Increase in net assets resulting from operations                                       2,067                 4,148
      Distributions to shareholders:
        Net investment income                                                               (1,748)               (3,585)
        Net realized gain on investments                                                      (778)                 (267)
      Increase in net assets from Fund share transactions                                    2,985                 1,050
                                                                                           -------               -------
        Increase in net assets                                                               2,526                 1,346

Net Assets:
      Beginning of period                                                                   65,275                63,929
---------------------------------------------------------------------------------------------------------------------------
      End of period                                                                        $67,801               $65,275
                                                                                           =======               =======

      See notes to financial statements.

Financial Highlights
Legg Mason Tax-Free Income Fund
Pennsylvania Tax-Free Income Trust

           Contained below is per share operating performance data for a share of beneficial interest outstanding, total investment return, ratios to average net assets and other supplemental data. This information has been derived from information provided in the financial statements.

                                                   For the
                                              Six Months Ended                    For the Years Ended March 31,
                                             September 30, 1996     1996        1995        1994        1993       1992*
---------------------------------------------------------------------------------------------------------------------------
                                                 (Unaudited)
Per Share Operating Performance:
      Net asset value, beginning of period         $16.10          $16.02      $15.80      $16.03      $14.99      $14.70
---------------------------------------------------------------------------------------------------------------------------
      Net investment income(A)                       0.42            0.89        0.85        0.86        0.91        0.63
      Net realized and unrealized gain
        (loss) on investments                        0.07            0.15        0.22       (0.23)       1.04        0.29
---------------------------------------------------------------------------------------------------------------------------
      Total from investment operations               0.49            1.04        1.07        0.63        1.95        0.92
---------------------------------------------------------------------------------------------------------------------------
      Distributions to shareholders from:
        Net investment income                       (0.42)          (0.89)      (0.85)      (0.86)      (0.91)      (0.63)
        Net realized gain on investments            (0.19)          (0.07)         --          --          --         --
---------------------------------------------------------------------------------------------------------------------------
      Total distributions                           (0.61)          (0.96)      (0.85)      (0.86)      (0.91)      (0.63)
---------------------------------------------------------------------------------------------------------------------------
      Net asset value, end of period               $15.98          $16.10      $16.02      $15.80      $16.03      $14.99
      Total return(D)                                3.13%(C)        6.52%       7.03%       3.81%      13.31%       6.36%(C)

Ratios/Supplemental Data:
      Ratios to average net assets:
        Total expenses(A,E)                          0.65%(B)        0.54%         --         --           --         --
        Net expenses(A,F)                            0.65%(B)        0.53%       0.49%       0.40%       0.32%       0.12%(B)
        Net investment income(A)                     5.29%(B)        5.42%       5.42%       5.16%       5.74%       6.11%(B)
      Portfolio turnover rate                       14.84%(B)       17.21%       2.08%        --           --         --

      Net assets, end of period
        (in thousands)                             $67,801         $65,275     $63,929     $62,904      $49,959    $28,873


    * For the period August 1, 1991 (commencement of operations) to March 31, 1992.
  (A) Net of fees waived and reimbursements made by the Adviser in excess of voluntary expense limitations as follows: all expenses until November 30, 1991; 0.20% of average daily net assets until March 31, 1992; 0.25% until June 30, 1992; 0.30% until September 30, 1992; 0.35% until July 31, 1993;
      0.40% until December 31, 1993; 0.45% until June 30, 1994; 0.50% until July 31, 1995; 0.55% until March 31, 1996 and 0.65% through December 31, 1996.
  (B) Annualized
  (C) Not annualized
  (D) Excluding sales charge
  (E) Pursuant  to  new  Securities  and  Exchange  Commission   regulations
      effective December 31, 1995, this ratio reflects total expenses before compensating balance credits. Previously, the credits were included in the ratio.
  (F) This ratio reflects total expenses reduced by the impact of compensating balance credits.

  See notes to financial statements.

Notes to Financial Statements
Legg Mason Tax-Free Income Fund
Pennsylvania Tax-Free Income Trust

(Amounts in Thousands)  (Unaudited)
--------------------------------------------------------------------------------
1. Significant Accounting Policies:
           The Legg Mason Tax-Free Income Fund ("Trust"), consisting of the Pennsylvania Tax-Free Income Trust ("Fund"), the Maryland Tax-Free Income Trust ("Maryland Fund") and the Tax-Free Intermediate-Term Income Trust ("Intermediate Term Fund"), is registered under the Investment Company Act of 1940, as amended, as an open-end, management investment company. All series of the Trust are non-diversified. The financial statements of the Maryland Fund and the Intermediate-Term Fund are included in separate reports to shareholders.

      Security Valuation
            Portfolio securities are valued based upon market quotations. When market quotations are not readily available, securities are valued based on prices received from recognized broker-dealers in the same or similar securities. The amortized cost method of valuation, which approximates market, is used for debt obligations with 60 days or less remaining to maturity.

      Dividends to Shareholders
           Dividends are declared daily and paid monthly. Net capital gain distributions are declared and paid after the end of the tax year in which the gain is realized. Dividends payable are recorded on the dividend record date. At September 30, 1996, dividends of $135 were accrued. Net income for dividend purposes consists of interest accrued less accrued expenses. Bond premium is amortized for financial reporting and tax purposes. Bond discount, other than original issue, is not amortized.

      Security Transactions
           Security transactions are recorded on the trade date. Realized gains and losses from security transactions are reported on an identified cost basis.

      Repurchase Agreements
           All repurchase agreements are fully collateralized by obligations issued by the U.S. government or its agencies and such collateral is in the possession of the Fund's custodian. The value of such collateral includes accrued interest. Risks arise from the possible delay in recovery or potential loss of rights in the collateral should the issuer of the repurchase agreement fail financially.

      Federal Income Taxes
           No provision for federal income or excise taxes is required since the Fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income to its shareholders.


      Use of Estimates
           The preparation of the financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

2. Investment Transactions:
           Investment transactions for the six months ended September 30, 1996 (excluding short-term securities) were as follows:

           Purchases                     $4,656
           Proceeds from sales            6,379

           At September 30, 1996, the cost of securities for federal income tax purposes was $64,461. Aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $2,726 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $281.

3. Fund Share Transactions:
           At September 30, 1996, there were unlimited shares authorized at $.001 par value for the Trust and the Fund. Transactions in Fund shares were as follows:

                                         For the            For the
                                    Six Months Ended      Year Ended
                                   September 30, 1996   March 31, 1996
--------------------------------------------------------------------------------
                                    Shares    Amount   Shares   Amount
--------------------------------------------------------------------------------
      Sold                             278  $  4,402      458  $ 7,487
      Reinvestment of
        distributions                  117     1,855      163    2,654
      Repurchased                     (207)   (3,272)    (556)  (9,091)
--------------------------------------------------------------------------------
      Net increase                     188  $  2,985       65  $ 1,050
================================================================================

Legg Mason Tax-Free Income Fund
Pennsylvania Tax-Free Income Trust

(Amounts in Thousands)  (Unaudited)
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4. Transactions with Affiliates:
           The Fund has an investment advisory and management agreement with Legg Mason Fund Adviser, Inc. ("Adviser"), a corporate affiliate of Legg Mason Wood Walker, Incorporated ("Legg Mason"), a member of the New York Stock Exchange and the distributor for the Fund. Under this agreement, the Adviser provides the Fund with investment advisory, management and administrative services for which the Fund pays a fee at an annual rate of 0.55% of average daily net assets of the Fund calculated daily and payable monthly. The agreement with the Adviser provides that expense reimbursements be made to the Fund for expenses (exclusive of taxes, interest, brokerage and extraordinary expenses) which in any month are in excess of annual rates, based on average daily net assets, according to the following schedule: all expenses until November 30, 1991, 0.20% until March 31, 1992, 0.25% until June 30, 1992, 0.30% until September 30, 1992,
      0.35% until July 31, 1993, 0.40% until December 31, 1993, 0.45% until June 30, 1994, 0.50% until July 31, 1995, 0.55% through March 31, 1996 and
      0.65% through December 31, 1996, or until the Fund's net assets reach $125 million, whichever occurs first. For the six months ended September 30, 1996, advisory fees of $133 were waived and $9 was payable to the Adviser at September 30, 1996.
           Legg Mason, as distributor of the Fund, receives an annual distribution fee of 0.125% and an annual service fee of 0.125% of the Fund's average daily net assets, calculated daily and payable monthly. Distribution and services fees of $14 were payable to the distributor at September 30, 1996. Legg Mason also has an agreement with the Fund's transfer agent to assist with certain of its duties. For this assistance, Legg Mason was paid $4 by the transfer agent for the six months ended September 30, 1996.
           In November 1995, the Fund, along with certain other Legg Mason Funds, entered into a $75 million line of credit ("Credit Agreement") to be utilized as an emergency source of cash in the event of unanticipated, large redemption requests by shareholders. Pursuant to the Credit Agreement, each participating Fund is liable only for principal and interest payments related to borrowings made by that Fund. Borrowings under the line of credit bear interest at prevailing short-term interest rates. For the six months ended September 30, 1996, the Fund had no borrowings under the line of credit.

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